Schedule of concessions and authorizations held (Details)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:DateOfElectricityDistributionConcessionsAndAuthorizations]	002/1997
[custom:DateOfElectricityDistributionConcessionsAndAuthorizations1]	003/1997
[custom:DateOfElectricityDistributionConcessionsAndAuthorizations3]	005/1997
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Parajuru	[1]
Concession or authorization contract	Resolution 526/2002	[1]
Expiration date	09/2032	[1],[2]
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Volta do Rio	[1]
Concession or authorization contract	Resolution 660/2001	[1]
Expiration date	01/2031	[1],[2]
National Grid [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[3]
Concession or authorization contract	006/1997	[3]
Expiration date	01/2043	[2],[3]
Substation Se Itajub [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[3]
Concession or authorization contract	79/2000	[3]
Expiration date	10/2030	[2],[3]
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D	[4]
Concession or authorization contract	004/1997	[4]
Expiration date	12/2045	[2],[4]
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Gasmig	[4]
Concession or authorization contract	State Law 11,021/1993	[4]
Expiration date	01/2053	[2],[4]
Emborcacao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5],[6]
Concession or authorization contract	07/1997	[5],[6]
Expiration date	07/2025	[2],[5],[6]
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5],[6]
Concession or authorization contract	07/1997	[5],[6]
Expiration date	07/2025	[2],[5],[6]
Santa Luzia Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	02/2026	[2],[5]
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sá Carvalho	[5]
Concession or authorization contract	01/2004	[5]
Expiration date	12/2024	[2],[5]
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Rosal Energia	[5]
Concession or authorization contract	01/1997	[5]
Expiration date	05/2032	[2],[5]
Machado Mineiro Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	07/2025	[2],[5]
Salto Voltao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	10/2030	[2],[5]
Salto Paraopeba Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	10/2030	[2],[5]
Salto Do Passo Velho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	10/2030	[2],[5]
Pch Pai Joaquim Hydro Electric Plants Member [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig PCH	[5]
Concession or authorization contract	Authorizing Resolution 377/2005	[5]
Expiration date	04/2032	[2],[5]
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	14/2000	[5]
Expiration date	02/2035	[2],[5]
Queimado Consortium [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	06/1997	[5]
Expiration date	01/2033	[2],[5]
Rio De Pedras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	09/2024	[2],[5]
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Poço Fundo	[5],[7]
Concession or authorization contract	01/2021	[5],[7]
Expiration date	08/2045	[2],[5],[7]
Sao Bernardo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	08/2025	[2],[5]
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Três Marias	[8]
Concession or authorization contract	08/2016	[8]
Expiration date	01/2046	[2],[8]
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Salto Grande	[8]
Concession or authorization contract	09/2016	[8]
Expiration date	01/2046	[2],[8]
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Itutinga	[8]
Concession or authorization contract	10/2016	[8]
Expiration date	01/2046	[2],[8]
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Camargos	[8]
Concession or authorization contract	11/2016	[8]
Expiration date	01/2046	[2],[8]
Coronel Domiciano Joasal Marmelos Paciencia E Piau Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Sul	[8]
Concession or authorization contract	12/2016 and 13/2016	[8]
Expiration date	01/2046	[2],[8]
Dona Rita Ervalia Neblina Peti Sinceridade And Tronqueiras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste	[8]
Concession or authorization contract	14/2016 and 15/2016	[8]
Expiration date	01/2046	[2],[8]
Cajuru Gafanhoto And Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Oeste	[8]
Concession or authorization contract	16/2016	[8]
Expiration date	01/2046	[2],[8]
Furnas Pimenta Transmission Line [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Centroeste	[3]
Concession or authorization contract	004/2005	[3]
Expiration date	03/2035	[2],[3]

[1]	This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.
[2]	The concession contract that were eligible for extension of the concession grant as a result of the renegotiation of hydrological risk (GSF) await a call from Aneel for signature of the amendment; and the eligible plants for which the grants were given by authorizing resolution await reformulation of those acts to contain the new dates. More details see Note 18.
[3]	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15, for being subject to satisfaction of performance obligations.
[4]	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset. On August 5, 2021, Gasmig was informed by an Official Letter from the Minas Gerais State Economic Development Department: (i) that the date of closing of the present tariff cycle had been brought forward to December 31, 2021; and (ii) of the start of the process of Periodic Tariff Review, which will take into account previously decided methodology, based on fundamental criteria such as clients’ profile, costs of operation and investments.
[5]	Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
[6]	On July 17, 2020, Cemig GT filed a statement of its interest in extending these plants concession, under the independent producer regime, outside the regime of quotas, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the electricity sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, Aneel, of the conditions for extension, which will be submitted to decision by Cemig’s governance bodies at the due time.
[7]	Aneel approved, through Authorizing Resolution n. 9.735, on February 23, 2021, the transfer of the concession contract from Cemig GT to Cemig Poço Fundo. This transfer was formally agreed on April 16, 2021, resulting in a new contract (01/2021).
[8]	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.